Quarterly Report
September 30, 2019
MFS®  Utilities Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.4%
Cable TV – 6.5%
Altice USA, Inc., “A” (a)	1,143,919	$32,807,597
Charter Communications, Inc., “A” (a)	38,692	15,945,747
Comcast Corp., “A”	651,388	29,364,571
NOS, SGPS S.A.	2,023,920	11,051,921
		$89,169,836
Energy - Independent – 1.6%
AltaGas Ltd.	1,222,783	$17,951,564
Western Midstream Partners LP	176,327	4,388,779
		$22,340,343
Natural Gas - Distribution – 4.3%
China Resources Gas Group Ltd.	2,866,000	$14,143,497
NiSource, Inc.	470,650	14,081,848
Sempra Energy	211,057	31,154,124
		$59,379,469
Natural Gas - Pipeline – 11.5%
APA Group	706,682	$5,473,814
Cheniere Energy, Inc. (a)	403,103	25,419,675
Enable Midstream Partners LP	270,955	3,259,589
Enbridge, Inc.	607,213	21,312,152
Enterprise Products Partners LP	1,068,794	30,546,133
EQM Midstream Partners LP	385,960	12,620,892
Equitrans Midstream Corp.	400,205	5,822,983
Plains All American Pipeline LP	205,514	4,264,415
Plains GP Holdings LP	323,292	6,863,489
TC Energy Corp.	605,213	31,337,594
Williams Cos., Inc.	479,643	11,540,211
		$158,460,947
Telecommunications - Wireless – 8.1%
Advanced Info Service Public Co. Ltd.	1,918,900	$13,802,779
American Tower Corp., REIT	71,295	15,765,463
Cellnex Telecom S.A.	289,570	11,961,881
KDDI Corp.	444,800	11,621,364
Millicom International Cellular S.A. (a)	25,176	1,225,316
Millicom International Cellular S.A., SDR	291,718	14,153,171
Mobile TeleSystems PJSC, ADR	875,059	7,087,978
Rogers Communications, Inc., “B”	188,705	9,191,330
Tele2 AB, “B”	1,289,736	19,193,962
Vodafone Group PLC	4,254,123	8,473,661
		$112,476,905
Telephone Services – 3.2%
Hellenic Telecommunications Organization S.A.	773,467	$10,656,033
Koninklijke KPN N.V.	2,483,687	7,745,000
PT XL Axiata Tbk (a)	16,239,000	3,935,340
Telesites S.A.B. de C.V. (a)	5,478,400	3,620,064
TELUS Corp.	497,396	17,701,794
		$43,658,231
Utilities - Electric Power – 60.2%
AES Corp.	1,062,290	$17,357,819
American Electric Power Co., Inc.	372,192	34,870,668
CenterPoint Energy, Inc.	1,128,203	34,049,166

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Clearway Energy, Inc., “A”	318,350	$5,520,189
Dominion Energy, Inc.	449,449	36,423,347
Duke Energy Corp.	170,513	16,345,376
Edison International	379,915	28,653,189
EDP Renovaveis S.A.	6,825,258	73,573,611
Emera, Inc.	334,472	14,683,090
Enel S.p.A.	4,771,980	35,633,566
Energias de Portugal S.A.	3,537,893	13,735,527
Entergy Corp.	375,024	44,012,817
Equatorial Energia S.A.	323,900	7,818,128
Evergy, Inc.	411,499	27,389,373
Exelon Corp.	1,385,582	66,937,466
FirstEnergy Corp.	1,232,530	59,444,922
Iberdrola S.A.	3,100,523	32,226,112
National Grid PLC	1,643,219	17,818,076
Neoenergia S.A.	916,000	4,534,861
NextEra Energy Partners LP	315,220	16,656,225
NextEra Energy, Inc.	344,654	80,300,935
NRG Energy, Inc.	686,278	27,176,609
NTPC Ltd.	3,395,721	5,630,083
Public Service Enterprise Group, Inc.	704,082	43,709,411
RWE AG	653,402	20,432,322
SSE PLC	1,564,950	23,965,706
Vistra Energy Corp.	1,538,733	41,130,333
		$830,028,927
Total Common Stocks		$1,315,514,658
Convertible Preferred Stocks – 3.2%
Natural Gas - Distribution – 1.6%
Sempra Energy, 6%	69,237	$8,183,813
Sempra Energy, 6.75%	69,413	8,167,134
South Jersey Industries, Inc., 7.25%	122,268	6,317,588
		$22,668,535
Utilities - Electric Power – 1.6%
American Electric Power Co., Inc., 6.125%	22,650	$1,247,562
CenterPoint Energy, Inc., 7%	196,611	10,274,891
Dominion Energy, Inc., 7.25%	94,823	10,027,532
		$21,549,985
Total Convertible Preferred Stocks		$44,218,520
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	12,478,065	$12,478,065

Other Assets, Less Liabilities – 0.5%		7,577,741
Net Assets – 100.0%		$1,379,788,984
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,478,065 and $1,359,733,178, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	6,003,672	CAD	7,846,601	Deutsche Bank AG	10/11/2019	$80,038
USD	68,316,022	CAD	89,278,190	Merrill Lynch International	10/11/2019	917,244
USD	1,071,326	CAD	1,395,925	Morgan Stanley Capital Services, Inc.	10/11/2019	17,500
USD	24,397,716	EUR	21,960,827	BNP Paribas S.A.	10/11/2019	445,176
USD	56,180,155	EUR	49,736,187	Citibank N.A.	10/11/2019	1,933,200
USD	65,282,426	EUR	58,647,884	Deutsche Bank AG	11/18/2019	1,137,225
USD	4,525,124	GBP	3,638,844	Citibank N.A.	10/11/2019	49,315
USD	25,665,569	GBP	20,446,335	Deutsche Bank AG	10/11/2019	516,400
USD	2,162,605	GBP	1,727,000	Merrill Lynch International	10/11/2019	38,380
USD	21,323,219	SEK	200,909,506	Citibank N.A.	10/11/2019	901,987
						$6,036,465
Liability Derivatives
CAD	907,825	USD	685,495	Merrill Lynch International	10/11/2019	$(151)
EUR	694,437	USD	773,485	BNP Paribas S.A.	10/11/2019	(16,066)
EUR	2,324,479	USD	2,597,828	Citibank N.A.	10/11/2019	(62,533)
EUR	646,021	USD	732,253	Morgan Stanley Capital Services, Inc.	10/11/2019	(27,642)
						$(106,392)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$868,041,881	$—	$—	$868,041,881
Canada	112,177,524	—	—	112,177,524
Portugal	98,361,059	—	—	98,361,059
United Kingdom	50,257,442	—	—	50,257,442
Spain	44,187,993	—	—	44,187,993
Italy	35,633,566	—	—	35,633,566
Sweden	34,572,449	—	—	34,572,449
Germany	20,432,322	—	—	20,432,322
China	—	14,143,497	—	14,143,497
Other Countries	62,648,852	19,276,593	—	81,925,445
Mutual Funds	12,478,065	—	—	12,478,065
Total	$1,338,791,153	$33,420,090	$—	$1,372,211,243
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$6,036,465	$—	$6,036,465
Forward Foreign Currency Exchange Contracts - Liabilities	—	(106,392)	—	(106,392)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,148,022	$140,863,240	$164,539,118	$4,676	$1,245	$12,478,065
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$563,459	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	64.4%
Canada	8.1%
Portugal	7.1%
United Kingdom	3.6%
Spain	3.2%
Italy	2.6%
Sweden	2.5%
Germany	1.5%
China	1.0%
Other Countries	6.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.